Deferred Revenue (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Deferred Revenue
Recognition of deferred revenue	$ 861,496	$ 887,219	$ 930,436